SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION
NOTE 5:-      SEGMENT INFORMATION

As presented in the annual financial statements, the Group operates in three geographic segments: Israel, Europe (principally Germany) and Rest of the world ("Row").

Management monitors the operating results of its geographical units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on segment profit. SG&A Group expenses and some research and development expenses are mostly allocated to the separate geographic units. Some corporate expenses, some research and development expenses, finance costs and finance income and income taxes are managed on a group basis and are not allocated to the geographic segments.

Revenues are allocated based on the location of the end customer. The Group presents disaggregated revenue information based on types of customers: Individual customers and communities, Institutions and payers (income from service agreements with institutions, insurance companies and HMOs), and others.

a.	Segment revenues:

	Individuals and communities	Institutions and payers	Others	Total
Six months ended June 30, 2024 (unaudited):

Europe	-	6,557	-	6,557
Israel	10,195	10,745	-	20,940
Row	-	-	372	372

Total revenues	10,195	17,302	372	27,869

Six months ended June 30, 2023 (unaudited):

Europe	-	6,831	-	6,831
Israel	10,909	10,716	-	21,625
Row	-	-	549	549

Total revenues	10,909	17,547	549	29,005

	Individuals and communities	Institutions and payers	Others	Total

Year ended December 31, 2023 (audited):

Europe	-	14,067	-	14,067
Israel	20,913	21,179	-	42,092
Row	-	-	916	916

Total revenues	20,913	35,246	916	57,075

b.	Segment profit (loss):

	Six months ended June 30,		Year ended December 31,
	2024	2023	2023
	Unaudited		Audited

Europe	(1,699)	(2,672)	(5,347)
Israel	3,912	3,976	8,424
Row	(2,195)	(1,488)	(3,622)

	18	(184)	(545)
Unallocated income and expenses:
Corporate and R&D expenses	(3,525)	(3,737)	(6,263)
Other expenses	(415)	(529)	(2,198)

Operating loss	(3,922)	(4,450)	(9,006)
Financial income, net	497	3,036	3,042

Loss before taxes on income	(3,425)	(1,414)	(5,964)